Financial Assets at Fair Value through Profit or Loss - Schedule of Financial Assets at Fair Value through Profit or Loss (Details) - Financial Assets at Fair Value Through Profit or Loss [Member] - USD ($)
$ in Thousands
		Jun. 30, 2025	Dec. 31, 2024
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		$ 39,623	$ 42,521
Current		4,540	4,540
Non-current		35,083	37,981
Investment A [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		300	300
Investment B [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		1,000	1,000
Investment C [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		9,557	10,284
Investment D – investment in a limited partnership set up by Matrixport Group [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total	[1]	19,292	21,795
Investment E [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		1,500	1,500
Investment F [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		925	726
Investment I [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		2,009	1,876
Investment J [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		500	500
Investment G [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		1,000	1,000
Investment H [Member]
Investments in unlisted equity instruments
Investments in unlisted equity instruments total		$ 3,540	$ 3,540

[1]	See Note 26.